United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

(314) 515-0790

(Registrant’s Telephone Number)

Scott K. Richardson

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2021

Date of Reporting Period: 02/28/2021

Item 1.	Reports to Stockholders

Money Market Fund

Annual Shareholder Report

February 28, 2021

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

Enroll in e-delivery

Add convenience and organization to your financial life by signing up for e-delivery.

Visit www.edwardjones.com/edelivery to learn more and enroll.

Dear Shareholder,

It is our pleasure to provide you with the Edward Jones Money Market Fund (the “Fund”) annual report for the fiscal year ended February 28, 2021. In this report you will find performance information, portfolio holdings, financial statements and other important information.

Reflecting on this past year, we realize the pandemic not only reshaped our daily lives, but also created an unprecedented shape to the market. Stocks experienced their fastest and steepest bear market decline on record, followed by a historically quick recovery to new highs. Economic, political and social conditions all entered uncharted territory. Following 2020’s resurgent volatility, we expect 2021 to bring a sustained rebound in economic growth amid a transition from reopening to a new normal. Regardless of what the upcoming market brings, the stabilizing role of fixed-income investments should not be overlooked, but rather emphasized, in the prudent investor’s portfolio.

Interest rates remain near historically low levels as the Federal Reserve (the “Fed”) continues to target monetary policies that are supportive of the economic recovery. We expect the Fed to keep short-term rates near zero throughout 2021 while maintaining stimulus that will provide sufficient liquidity in the financial markets and prevent longer-term rates from rising sharply. As the economic expansion advances, we think financial markets will eventually wrangle with the prospects of tighter Fed policy.

We do not think the fundamental conditions are present nor does the Fed have an appetite for negative interest rates in the U.S.; however, recent experiences in certain foreign markets have demonstrated that negative interest rates can occur amid extreme conditions. While a low or negative interest rate environment could have an adverse effect on the Fund’s performance, the Adviser has implemented a voluntary waiver pursuant to which it and/or its affiliates may reimburse expenses or waive fees of the Fund to avoid a negative yield.

During these times, we recognize the important role that liquid holdings, such as the Edward Jones Money Market Fund, play in your overall investment strategy. Please see Management’s Discussion of Fund Performance for additional information about the performance of the money market asset class and the Fund.

Thank you for entrusting us with your assets, and we look forward to playing an important role in helping you pursue your financial goals.

For additional information about the Fund, visit www.edwardjones.com/moneymarket.

President, Passport Research, Ltd.

Principal, Edward Jones Investment Advisory

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective: The Edward Jones Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.

Investment Strategy: The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “government money market fund,” the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

Investment Commentary:

Over the reporting period, the Fund adjusted to a drastic shift in monetary policy and in the money market environment. The beginning of the period began with dramatic action from the Fed. In reaction to the COVID-19 pandemic, in March 2020, the Federal Open Market Committee made two emergency rate cuts that brought the policy rate to a target range of 0.00%-0.25%. Additionally, the Fed instituted several lending programs to sustain different parts of the financial markets. The result was a dramatic drop in market rates and available yield opportunities. The Fed made no changes to policy rates during its following scheduled meetings.

This shift in monetary policy contributed to a significant decline in short-term market rates. The policy rate target had not been set at 0.00%-0.25% since 2015. This significant shift in the market environment had an impact on Fund positioning. While the Fund’s weighted average maturity varied over the period, it ended slightly above where it began. The Fund initially increased the allocation to U.S. Treasury securities which provided more value than alternatives. Since the middle of 2020, the allocation to U.S. Treasury and Government Agency securities was generally decreased in favor of a larger allocation to repurchase agreements. Given the market environment, the Fund’s yield declined steadily throughout the period.

Portfolio Characteristics:

Portfolio Composition by Effective Maturity[1]	Percentage of Total Net Assets
1 - 7 Days	61.6%
8 - 30 Days	7.6
31 - 90 Days	16.1
91 - 180 Days	10.9
181 Days or more	3.7
Other Assets and Liabilities—Net[2]	0.1
TOTAL	100.0%

Portfolio Composition by Security Type[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	25.1%
U.S. Treasury Securities	34.8
Repurchase Agreements	40.0
Other Assets and Liabilities—Net[2]	0.1
TOTAL	100.0%

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Statistics
Weighted Average Maturity[4]	37 Days
Weighted Average Life[5]	106 Days

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

[4]

Money market funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]

Money market funds must maintain a dollar-weighted average life to maturity of no longer than 120 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Annual Shareholder Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment adviser fees, distribution (12b-1) fees, shareholder service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 to February 28, 2021.

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example For Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2020	Ending Account Value 2/28/2021	Annualized Expense Ratio	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000.00	$1,000.00	0.14%	$0.69
Retirement Shares	$1,000.00	$1,000.00	0.14%	$0.69
Hypothetical:
Investment Shares	$1,000.00	$1,024.10	0.14%	$0.70
Retirement Shares	$1,000.00	$1,024.10	0.14%	$0.70

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

Annual Shareholder Report

Portfolio of Investments

February 28, 2021

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—25.1%

Federal Farm Credit System Discount Notes, 0.140%, 8/3/2021[1]	$4,000,000	$3,997,589

Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.045%), 3/1/2021[2]	215,000,000	214,967,574

Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.055%), 3/1/2021[2]	160,000,000	159,985,504

Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.065%), 3/1/2021[2]	55,000,000	55,000,000

Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.075%), 3/1/2021[2]	111,000,000	111,000,000

Federal Farm Credit System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.110%), 3/1/2021[2]	150,000,000	149,994,618

Federal Farm Credit System Floating Rate Notes, 0.150% (Secured Overnight Financing Rate +0.120%), 3/1/2021[2]	77,000,000	77,000,000

Federal Farm Credit System Floating Rate Notes, 0.175% (Secured Overnight Financing Rate +0.145%), 3/1/2021[2]	60,000,000	60,000,000

Federal Farm Credit System Floating Rate Notes, 0.195% (Effective Fed Funds +0.125%), 3/1/2021[2]	51,800,000	51,799,951

Federal Farm Credit System Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.180%), 3/1/2021[2]	115,000,000	115,000,000

Federal Farm Credit System Floating Rate Notes, 0.330% (Secured Overnight Financing Rate +0.300%), 3/1/2021[2]	75,000,000	75,000,000

Federal Farm Credit System, 0.080% - 0.090%, 12/3/2021 - 12/21/2021	150,000,000	149,971,094

Federal Home Loan Bank System Discount Notes, 0.039% - 0.450%, 3/8/2021 - 5/19/2021[1]	857,500,000	857,391,164

Federal Home Loan Bank System Floating Rate Notes, 0.035% (Secured Overnight Financing Rate +0.005%), 3/1/2021[2]	350,000,000	350,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.040% (Secured Overnight Financing Rate +0.010%), 3/1/2021[2]	200,000,000	200,001,777

Federal Home Loan Bank System Floating Rate Notes, 0.050% (Secured Overnight Financing Rate +0.020%), 3/1/2021[2]	250,000,000	250,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.045%), 3/1/2021[2]	235,000,000	235,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.077% (1-month USLIBOR -0.030%), 3/16/2021[2]	100,000,000	100,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.050%), 3/1/2021[2]	181,000,000	181,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.055%), 3/1/2021[2]	150,000,000	150,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.060%), 3/1/2021[2]	620,000,000	620,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.065%), 3/1/2021[2]	75,750,000	75,750,000

Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.075%), 3/1/2021[2]	319,650,000	319,650,000

Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.080%), 3/1/2021[2]	308,000,000	308,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.085%), 3/1/2021[2]	75,000,000	75,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.090%), 3/1/2021[2]	130,000,000	130,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2021 (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(continued)

Federal Home Loan Bank System Floating Rate Notes, 0.131% (1-month USLIBOR +0.020%), 3/19/2021[2]	$175,000,000	$175,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.145% (Secured Overnight Financing Rate +0.115%), 3/1/2021[2]	151,000,000	151,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.150% (Secured Overnight Financing Rate +0.120%), 3/1/2021[2]	200,000,000	200,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.135%), 3/1/2021[2]	58,000,000	58,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.150%), 3/1/2021[2]	125,000,000	125,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.170%), 3/1/2021[2]	90,000,000	90,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.230%), 3/1/2021[2]	130,000,000	130,000,000

Federal Home Loan Bank System, 0.090% - 0.150%, 3/3/2021 - 10/26/2021	1,193,000,000	1,192,983,067

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.060%), 3/1/2021[2]	200,000,000	200,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.065%), 3/1/2021[2]	200,000,000	200,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.090%), 3/1/2021[2]	100,000,000	100,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.200%), 3/1/2021[2]	40,000,000	40,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.270%), 3/1/2021[2]	75,000,000	75,000,000

Federal National Mortgage Association Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.170%), 3/1/2021[2]	84,000,000	84,000,000

Federal National Mortgage Association Floating Rate Notes, 0.210% (Secured Overnight Financing Rate +0.180%), 3/1/2021[2]	100,000,000	100,000,000

Federal National Mortgage Association Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.190%), 3/1/2021[2]	79,500,000	79,490,029

Federal National Mortgage Association Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.200%), 3/1/2021[2]	75,000,000	75,000,000

Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.220%), 3/1/2021[2]	75,000,000	75,000,000

Federal National Mortgage Association Floating Rate Notes, 0.260% (Secured Overnight Financing Rate +0.230%), 3/1/2021[2]	100,000,000	100,000,000

Federal National Mortgage Association Floating Rate Notes, 0.300% (Secured Overnight Financing Rate +0.270%), 3/1/2021[2]	145,000,000	145,000,000

Federal National Mortgage Association Floating Rate Notes, 0.350% (Secured Overnight Financing Rate +0.320%), 3/1/2021[2]	152,000,000	152,000,000

Federal National Mortgage Association Floating Rate Notes, 0.420% (Secured Overnight Financing Rate +0.390%), 3/1/2021[2]	84,000,000	84,000,000

Federal National Mortgage Association Notes, 2.500%, 4/13/2021	83,000,000	83,229,497

Total U.S. Government Agency Securities		8,790,211,864

U.S. TREASURY SECURITIES—34.8%

U.S. Treasury Bill, 0.035%, 3/16/2021	525,000,000	524,992,344

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2021 (Continued)

	Principal Amount	Value

U.S. TREASURY SECURITIES—(continued)

U.S. Treasury Bill, 0.040%, 4/1/2021	$400,000,000	$399,986,222

U.S. Treasury Bill, 0.070%, 8/5/2021	165,000,000	164,949,629

U.S. Treasury Bill, 0.085%, 5/11/2021	200,000,000	199,966,472

U.S. Treasury Bill, 0.090%, 5/18/2021	180,000,000	179,964,900

U.S. Treasury Bill, 0.090%, 5/4/2021	300,000,000	299,952,000

U.S. Treasury Bill, 0.090%, 6/15/2021	218,580,000	218,522,076

U.S. Treasury Bill, 0.090%, 6/22/2021	300,000,000	299,915,250

U.S. Treasury Bill, 0.090%, 6/24/2021	345,000,000	344,900,813

U.S. Treasury Bill, 0.090%, 7/15/2021	235,000,000	234,920,100

U.S. Treasury Bill, 0.090%, 7/8/2021	230,000,000	229,925,825

U.S. Treasury Bill, 0.095%, 7/22/2021	90,000,000	89,966,037

U.S. Treasury Bill, 0.100%, 3/2/2021	275,000,000	274,999,236

U.S. Treasury Bill, 0.100%, 7/1/2021	450,000,000	449,847,499

U.S. Treasury Bill, 0.105%, 3/9/2021	145,000,000	144,996,617

U.S. Treasury Bill, 0.110%, 12/2/2021	175,000,000	174,852,417

U.S. Treasury Bill, 0.110%, 5/6/2021	100,000,000	99,979,833

U.S. Treasury Bill, 0.115%, 3/30/2021	65,000,000	64,993,979

U.S. Treasury Bill, 0.115%, 3/4/2021	685,000,000	684,993,435

U.S. Treasury Bill, 0.115%, 4/15/2021	550,000,000	549,920,937

U.S. Treasury Bill, 0.115%, 4/22/2021	246,200,000	246,159,103

U.S. Treasury Bill, 0.120%, 3/18/2021	105,000,000	104,994,050

U.S. Treasury Bills, 0.030% - 0.090%, 5/27/2021	1,119,000,000	1,118,872,620

U.S. Treasury Bills, 0.035% - 0.090%, 5/13/2021	530,000,000	529,942,310

U.S. Treasury Bills, 0.035% - 0.105%, 4/13/2021	385,000,000	384,972,618

U.S. Treasury Bills, 0.045% - 0.090%, 6/29/2021	625,000,000	624,846,531

U.S. Treasury Bills, 0.070% - 0.125%, 3/11/2021	725,000,000	724,978,861

U.S. Treasury Bills, 0.090% - 0.100%, 5/20/2021	400,000,000	399,918,333

U.S. Treasury Bills, 0.093% - 0.095%, 6/1/2021	420,000,000	419,898,800

U.S. Treasury Bond, 8.000%, 11/15/2021	150,000,000	158,384,596

U.S. Treasury Floating Rate Notes, 0.079% (91-day T-Bill +0.049%), 3/2/2021[2]	325,000,000	325,011,673

U.S. Treasury Floating Rate Notes, 0.085% (91-day T-Bill +0.055%), 3/2/2021[2]	200,000,000	199,999,996

U.S. Treasury Floating Rate Notes, 0.169% (91-day T-Bill +0.139%), 3/2/2021[2]	160,000,000	159,999,616

U.S. Treasury Floating Rate Notes, 0.184% (91-day T-Bill +0.154%), 3/2/2021[2]	34,000,000	34,000,000

U.S. Treasury Floating Rate Notes, 0.330% (91-day T-Bill +0.300%), 3/2/2021[2]	88,200,000	88,219,135

U.S. Treasury Note, 1.750%, 2/28/2022	38,000,000	38,628,487

U.S. Treasury Note, 2.000%, 12/31/2021	60,000,000	60,955,541

U.S. Treasury Note, 2.125%, 5/31/2021	136,220,000	136,906,531

U.S. Treasury Note, 2.375%, 4/15/2021	105,000,000	105,260,756

U.S. Treasury Note, 2.625%, 7/15/2021	37,000,000	37,350,405

U.S. Treasury Note, 2.875%, 11/15/2021	100,000,000	101,954,794

U.S. Treasury Notes, 1.250% - 1.500%, 10/31/2021	182,000,000	183,550,302

U.S. Treasury Notes, 1.375% - 2.250%, 4/30/2021	125,000,000	125,400,632

U.S. Treasury Notes, 1.500% - 2.000%, 8/31/2021	200,000,000	201,656,432

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2021 (Continued)

	Principal Amount	Value

U.S. TREASURY SECURITIES—(continued)

U.S. Treasury Notes, 2.125% - 2.750%, 8/15/2021	$65,000,000	$65,722,920

Total U.S. Treasury Securities		12,210,130,663

REPURCHASE AGREEMENTS—40.0%

Repurchase agreement 0.02%, dated 2/26/2021 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $700,001,167 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.761% - 4.500%, with various maturities to 12/16/2062 and the market value of those underlying securities was $718,768,944.	700,000,000	700,000,000

Repurchase agreement 0.02%, dated 2/26/2021 under which Bank of Montreal will repurchase securities provided as collateral for $300,000,500 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.500% - 6.000%, with various maturities to 2/20/2051 and the market value of those underlying securities was $306,187,361.	300,000,000	300,000,000

Interest in $250,000,000 joint repurchase agreement 0.07%, dated 2/17/2021 under which Bank of Montreal will repurchase securities provided as collateral for $250,027,708 on 4/15/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 3.400%, with various maturities to 3/1/2051 and the market value of those underlying securities was $255,035,210.[3]	50,000,000	50,000,000

Interest in $100,000,000 joint repurchase agreement 0.11%, dated 1/6/2021 under which Bank of Montreal will repurchase securities provided as collateral for $100,027,500 on 4/6/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.000% - 3.500%, with various maturities to 2/20/2051 and the market value of those underlying securities was $102,016,831.[3]	25,000,000	25,000,000

Interest in $250,000,000 joint repurchase agreement 0.11%, dated 12/17/2020 under which Bank of Montreal will repurchase securities provided as collateral for $250,068,750 on 3/17/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 5.000%, with various maturities to 2/1/2051 and the market value of those underlying securities was $255,057,658.[3]	50,000,000	50,000,000

Repurchase agreement 0.02%, dated 2/26/2021 under which Bank of Nova Scotia will repurchase securities provided as collateral for $700,001,167 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.125% - 6.500%, with various maturities to 10/1/2050 and the market value of those underlying securities was $714,289,842.	700,000,000	700,000,000

Interest in $750,000,000 joint repurchase agreement 0.04%, dated 2/16/2021 under which Barclays Bank PLC will repurchase securities provided as collateral for $750,025,000 on 3/19/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0125% - 1.500%, with various maturities to 1/15/2024 and the market value of those underlying securities was $765,025,597.[3]	300,000,000	300,000,000

Interest in $500,000,000 joint repurchase agreement 0.07%, dated 2/12/2021 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,031,111 on 3/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.500%,with maturities at 2/1/2051 and the market value of those underlying securities was $510,031,734.[3]	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2021 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $1,965,000,000 joint repurchase agreement 0.01%, dated 2/26/2021 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,965,001,638 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.125% - 7.625%, with various maturities to 2/15/2049 and the market value of those underlying securities was $2,004,301,672.	$163,000,000	$163,000,000

Interest in $1,875,000,000 joint repurchase agreement 0.04%, dated 2/5/2021 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,875,064,583 on 3/11/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 6.375%, with various maturities to 2/15/2050 and the market value of those underlying securities was $1,912,544,718.[3]	350,000,000	350,000,000

Interest in $1,150,000,000 joint repurchase agreement 0.05%, dated 2/16/2021 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,150,047,917 on 3/18/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 8.125%, with various maturities to 5/15/2048 and the market value of those underlying securities was $1,173,021,213.[3]	300,000,000	300,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.05%, dated 2/18/2021 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,043,056 on 3/22/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with, 0.000% - 4.375%, various maturities to 8/15/2050 and the market value of those underlying securities was $1,020,014,228.[3]	50,000,000	50,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.05%, dated 2/22/2021 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,029,167 on 3/16/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 5.250%, with various maturities to 5/15/2049 and the market value of those underlying securities was $1,020,008,543.[3]	250,000,000	250,000,000

Interest in $2,000,000,000 joint repurchase agreement 0.08%, dated 1/29/2021 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,000,142,222 on 3/2/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 6.250%, with various maturities to 2/15/2050 and the market value of those underlying securities was $2,040,140,566.[3]	500,000,000	500,000,000

Interest in $500,000,000 joint repurchase agreement 0.06%, dated 2/19/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $500,025,000 on 3/24/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 4.500%, with various maturities to 7/1/2056 and the market value of those underlying securities was $510,005,950.[3]	150,000,000	150,000,000

Interest in $500,000,000 joint repurchase agreement 0.06%, dated 2/23/2021 under which BofA Securities, Inc. will repurchase securities provided as collateral for $500,025,000 on 3/26/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 4.500%, with various maturities to 1/1/2051 and the market value of those underlying securities was $510,004,250.[3]	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2021 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Repurchase agreement 0.02%, dated 2/26/2021 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $350,000,583 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.000% - 5.500%, with various maturities to 8/20/2069 and the market value of those underlying securities was $357,052,261.	$350,000,000	$350,000,000

Interest in $2,000,000,000 joint repurchase agreement 0.04%, dated 2/8/2021 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $2,000,100,000 on 3/25/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.125% - 3.625%, with various maturities to 2/15/2050 and the market value of those underlying securities was $2,040,102,089.[3]	400,000,000	400,000,000

Interest in $500,000,000 joint repurchase agreement 0.05%, dated 2/17/2021 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $500,020,139 on 3/19/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.125% - 3.000%, with various maturities to 8/15/2050 and the market value of those underlying securities was $510,020,579.[3]	100,000,000	100,000,000

Interest in $1,750,000,000 joint repurchase agreement 0.04%, dated 2/26/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,750,013,611 on 3/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.065% - 6.500%, with various maturities to 8/20/2063 and the market value of those underlying securities was $1,785,030,500.[2,3]	500,000,000	500,000,000

Interest in $1,150,000,000 joint repurchase agreement 0.05%, dated 2/18/2021 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,150,051,111 on 3/22/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.375% - 3.625%, with various maturities to 8/15/2028 and the market value of those underlying securities was $1,173,017,942.[3]	300,000,000	300,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.01%, dated 2/26/2021 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $1,000,000,833 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.375% - 2.875%, with various maturities to 7/31/2025 and the market value of those underlying securities was $1,020,000,942.	250,000,000	250,000,000

Interest in $2,000,000,000 joint repurchase agreement 0.05%, dated 2/10/2021 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $2,000,077,778 on 3/11/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 2.000% - 3.375%, with various maturities to 2/15/2050 and the market value of those underlying securities was $2,040,051,012.[3]	250,000,000	250,000,000

Repurchase agreement 0.01%, dated 2/26/2021 under which Fixed Income Clearing Corporation will repurchase a security provided as collateral for $100,000,083 on 3/1/2021. The security provided as collateral at the end of the period held with State Street Bank & Trust Co., was a U.S. Government Agency security, 1.375%, maturing on 8/15/2050 and the market value of that underlying security was $103,394,048.	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2021 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Repurchase agreement 0.02%, dated 2/26/2021 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,000,833 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.500%, with various maturities to 9/1/2056 and the market value of those underlying securities was $510,279,424.	$500,000,000	$500,000,000

Interest in $1,500,000,000 joint repurchase agreement 0.10%, dated 1/4/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,500,379,167 on 4/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 7.625%, with various maturities to 11/15/2050 and the market value of those underlying securities was $1,530,238,021.[3]	200,000,000	200,000,000

Interest in $2,500,000,000 joint repurchase agreement 0.02%, dated 2/26/2021 under which Nomura Securities International Inc. will repurchase securities provided as collateral for $2,500,004,167 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.125% - 6.500%, with various maturities to 10/20/2068 and the market value of those underlying securities was $2,550,000,001.	1,250,000,000	1,250,000,000

Interest in $300,000,000 joint repurchase agreement 0.03%, dated 2/26/2021 under which Pershing LLC will repurchase securities provided as collateral for $300,000,750 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 9.500%, with various maturities to 1/20/2071 and the market value of those underlying securities was $306,183,522.	150,000,000	150,000,000

Repurchase agreement 0.02%, dated 2/26/2021 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,000,500 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security, 0.125% - 4.000%, with various maturities to 8/20/2065 and the market value of those underlying securities was $308,861,341.	300,000,000	300,000,000

Repurchase agreement 0.01%, dated 2/26/2021 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $250,000,208 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 3.375%, with various maturities to 11/15/2048 and the market value of those underlying securities was $255,000,260.	250,000,000	250,000,000

Repurchase agreement 0.02%, dated 2/26/2021 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $650,001,083 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 5.000%, with various maturities to 11/20/2050 and the market value of those underlying securities was $665,160,709.	650,000,000	650,000,000

Repurchase agreement 0.05%, dated 2/26/2021 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $500,021,528 on 4/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 5.500%, with various maturities to 8/20/2050 and the market value of those underlying securities was $510,021,959.[3]	500,000,000	500,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2021 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $2,000,000,000 joint repurchase agreement 0.02%, dated 2/26/2021 under which Royal Bank of Canada will repurchase securities provided as collateral for $2,000,003,333 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.000% - 7.000%, with various maturities to 1/1/2060 and the market value of those underlying securities was $2,040,003,400.	$665,000,000	$665,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 2/18/2021 under which Royal Bank of Canada will repurchase securities provided as collateral for $1,000,023,333 on 3/5/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.000% - 6.500%, with various maturities to 3/25/2051 and the market value of those underlying securities was $1,020,089,928.[3]	300,000,000	300,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 2/9/2021 under which Royal Bank of Canada will repurchase securities provided as collateral for $1,000,400,000 on 8/9/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.000% - 6.500%, with various maturities to 2/1/2051 and the market value of those underlying securities was $1,020,441,003.[3]	489,000,000	489,000,000

Interest in $750,000,000 joint repurchase agreement 0.01%, dated 2/26/2021 under which Standard Chartered Bank will repurchase securities provided as collateral for $750,000,625 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 4.375%, with various maturities to 2/15/2051 and the market value of those underlying securities was $765,000,712.	250,000,000	250,000,000

Repurchase agreement 0.02%, dated 2/26/2021 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,250,002,083 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security and U.S. Treasury securities, 0.000% - 4.375%, with various maturities to 5/15/2040 and the market value of those underlying securities was $1,275,002,222.	1,250,000,000	1,250,000,000

Repurchase agreement 0.03%, dated 2/26/2021 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $830,002,075 on 3/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 7.000%, with various maturities to 9/1/2056 and the market value of those underlying securities was $846,602,117.	830,000,000	830,000,000

Total Repurchase Agreements		14,022,000,000

Total Investments—99.9% (at amortized cost)[4]		35,022,342,527

Other Assets and Liabilities – Net—0.1%		35,875,182

TOTAL NET ASSETS—100%		$35,058,217,709

[1]	Discount yield(s) at time of purchase.

[2]	Floating rate instruments with current rate and next reset date shown.

[3]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

[4]	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2021

Assets:
Investment in repurchase agreements	$14,022,000,000
Investment in securities	21,000,342,527

Total investment in securities, at amortized cost and fair value	35,022,342,527
Cash	457,317
Income receivable	14,305,777
Receivable for investments sold	115,000,000
Receivable for shares sold	865,610,518
Prepaid expenses	334,729

Total Assets	36,018,050,868

Liabilities:
Payable for investments purchased	724,966,531
Payable for shares redeemed	231,308,393
Income distribution payable	53,199
Payable to Adviser	1,914,514
Accrued expenses	1,590,522

Total Liabilities	959,833,159

Net Assets	$35,058,217,709

Net Assets Consist of:
Paid-in capital	$35,058,199,594
Distributable earnings	18,115

Net Assets	$35,058,217,709

Net Asset Value
Investment Shares:
Net Assets	$24,815,632,893
Shares Outstanding	24,815,619,948
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$10,242,584,816
Shares Outstanding	10,242,579,599
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Operations

Year Ended February 28, 2021

Investment Income:
Interest	$93,129,436

Expenses:
Investment adviser fees	64,330,595
12b-1 distribution service fees:
Investment shares	57,837,353
Retirement shares	22,575,891
Transfer agent fees:
Investment shares	14,527,554
Retirement shares	38,473,921
Shareholder service fees:
Investment shares	34,702,411
Retirement shares	13,545,535
Share registration fees	2,166,795
Printing and mailing fees	1,970,078
Accounting and administrative fees	775,862
Professional fees	672,764
Trustees’ fees	377,190
Custodian fees	374,161
Miscellaneous fees	352,726

Total Expenses Before Fee Waivers/Reimbursements	252,682,836

Voluntary waivers/reimbursements of other operating expenses	(171,873,001)

Net Expenses	80,809,835

Net Investment Income	12,319,601

Net Realized Gain on Investments	99,627

Net Increase in Net Assets Resulting from Operations	$12,419,228

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statements of Changes in Net Assets

	Year Ended 2/28/2021	Year Ended 2/29/2020
Operations:
Net investment income	$12,319,601	$416,580,013
Net realized gain/(loss) on investments	99,627	(4,021)

Net Increase/(Decrease) in Net Assets Resulting from Operations	12,419,228	416,575,992

Distributions to Shareholders From Distributable Earnings:
Investment shares	(9,207,268)	(317,215,562)
Retirement shares	(3,159,605)	(99,353,655)

Total Distributions	(12,366,873)	(416,569,217)

Capital Transactions
Investment shares
Proceeds from shares sold	81,312,212,712	82,483,196,897
Reinvestment of dividends	14,126,292	317,312,703
Cost of shares redeemed	(78,749,443,924)	(83,831,154,111)

Net increase/(decrease) from capital transactions	2,576,895,080	(1,030,644,511)

Retirement shares
Proceeds from shares sold	85,294,980,055	76,615,558,950
Reinvestment of dividends	4,512,349	97,731,005
Cost of shares redeemed	(82,613,101,478)	(76,435,419,055)

Net increase/(decrease) from capital transactions	2,686,390,926	277,870,900

Net Change Resulting from Total Fund Share Transactions	5,263,286,006	(752,773,611)

Net Increase/(Decrease) in Net Assets	$5,263,338,361	$(752,766,836)

Net Assets:
Beginning of period	$29,794,879,348	$30,547,646,184

End of period	$35,058,217,709	$29,794,879,348

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	22,238,724,868	23,269,369,379
Shares sold	81,312,212,712	82,483,196,897
Shares issued to holders in reinvestment of dividends	14,126,292	317,312,703
Shares redeemed	(78,749,443,924)	(83,831,154,111)

Shares Outstanding, End of Period	24,815,619,948	22,238,724,868

Retirement Shares
Shares outstanding, beginning of period	7,556,188,673	7,278,317,773
Shares sold	85,294,980,055	76,615,558,950
Shares issued to holders in reinvestment of dividends	4,512,349	97,731,005
Shares redeemed	(82,613,101,478)	(76,435,419,055)

Shares Outstanding, End of Period	10,242,579,599	7,556,188,673

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Investment Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.000 [1]	0.014	0.014	0.004	0.000 [1]

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.000 [1]	0.014	0.014	0.004	0.000 [1]

Less Distributions From:

Net investment income	(0.000)[1]	(0.014)	(0.014)	(0.004)	(0.000)[1]

Net realized gain/(loss) on investments	—	—	—	(0.000)[1]	(0.000)[1]

Total Distributions	(0.000)[1]	(0.014)	(0.014)	(0.004)	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.04%	1.45%	1.36%	0.36%	0.01%

Supplemental Data:

Net assets, end of period (000’s omitted)	$24,815,633	$22,238,699	$23,269,338	$16,473,982	$15,986,777

Ratios to Average Net Assets:

Expenses before waivers	0.68%	0.69%	0.71%	0.70%	0.80%

Expenses net of waivers	0.25%	0.69%	0.71%	0.70%	0.47%

Net investment income	0.04%	1.44%	1.39%	0.36%	0.01%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Retirement Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.000 [1]	0.014	0.013	0.003	0.000 [1]

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.000 [1]	0.014	0.013	0.003	0.000 [1]

Less Distributions From:

Net investment income	(0.000)[1]	(0.014)	(0.013)	(0.003)	(0.000)[1]

Net realized gain/(loss) on investments	—	—	—	(0.000)[1]	(0.000)[1]

Total Distributions	(0.000)[1]	(0.014)	(0.013)	(0.003)	(0.000)[1]

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.04%	1.42%	1.35%	0.34%	0.01%

Supplemental Data:

Net assets, end of period (000’s omitted)	$10,242,585	$7,556,180	$7,278,308	$6,536,200	$5,431,516

Ratios to Average Net Assets:

Expenses before waivers	1.05%	1.15%	1.17%	1.08%	0.91%

Expenses net of waivers	0.25%	0.72%	0.72%	0.72%	0.47%

Net investment income	0.03%	1.41%	1.35%	0.34%	0.01%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2021

1. ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Passport Research, Ltd. (“Passport” or “Adviser”), a wholly owned subsidiary of Edward D. Jones & Co., L.P. (“Edward Jones”), serves as the Fund’s investment adviser and administrator.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates — The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation — All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes — It is the Fund’s policy to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of February 28, 2021, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications — Under the Fund’s organizational documents, the officers and Board of Trustees (the “Trustees”) are entitled to certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general

Annual Shareholder Report

Notes to Financial Statements

February 28, 2021 (Continued)

indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation — Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of average daily net assets of each class.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by seeking to ensure that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2021 (Continued)

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have established a valuation committee (the “Valuation Committee”) comprised of officers and representatives of the Fund and Passport to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or Sub-adviser (as defined below) based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review the fair valuations made by the Valuation Committee and any changes made to the procedures. The Trustees retain the authority to make or ratify any valuation decisions.

b) Fair Value Hierarchy – Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2021, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

Investment Adviser Fee — Passport, an investment adviser registered with the U.S. Securities Exchange Commission (“SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated January 27, 2017 (the “Advisory Agreement”).

As the Adviser, Passport has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser (as detailed below). For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Expense Limitation Agreement — The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses,

Annual Shareholder Report

Notes to Financial Statements

February 28, 2021 (Continued)

interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2022, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward Jones voluntarily waived $29,509,331 of transfer agent fees during the year ended February 28, 2021. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These waivers are not subject to future recoupment.

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates may also voluntarily reimburse expenses or waive all or a portion of its fees for the Fund to the extent necessary to attempt to avoid a negative yield (the “Voluntary Reduction”). The Voluntary Reduction is not subject to recoupment and can be discontinued or reinstated at any time without advance notice. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Adviser and its affiliates voluntarily waived $142,363,670 of transfer agent, shareholder service, 12b-1 and management fees to maintain a positive yield during the year ended February 28, 2021.

Sub-advisory Fee — Pursuant to the terms of the Sub-advisory and Sub-Administration Agreement, Federated Investment Management Company (the “Sub-adviser”) provides sub-advisory services to the Fund, including buying and selling portfolio securities, and Federated Administrative Services (the “Sub-Administrator”), an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its sub-advisory and sub-administrative services, the Sub-adviser and the Sub-Administrator receive an annual fee, payable monthly, directly from the Fund based on the average daily net assets of the Fund. For the purposes of determining the compensation under the Advisory Agreement, the Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received, an amount equal to any payment made pursuant to the Sub-advisory and Sub-Administration Agreement. The amounts paid to the Sub-adviser and the Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

Sub-Sub-Advisory Agreement with Federated Hermes (UK) LLP — In the event that a business continuity planning event causes the complete or partial inability of the Sub-adviser to perform the investment sub-advisory services under the Sub-advisory and Sub-Administration Agreement (a “BCP Event”), the Sub-adviser will delegate its duties and obligations with respect to investment sub-advisory services (but not sub-administrative services) under the Sub-advisory and Sub-Administration Agreement to Federated Hermes (UK) LLP (the “Sub-Sub-adviser”), an affiliate of the Sub-adviser, for the duration of the BCP Event pursuant to a Sub-Sub-Advisory Agreement (the “Sub-Sub-Advisory Agreement”). Any fees payable to the Sub-Sub-Advisory Agreement will be paid by the Sub-adviser (and not the Adviser or the Fund).

Annual Shareholder Report

Notes to Financial Statements

February 28, 2021 (Continued)

12b-1 Distribution Service Fees — The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for services provided to Investment Shares and Retirement Shares shareholders.

Shareholder Service Fees — The Trustees have adopted a shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing services to shareholders and maintaining shareholder accounts.

Transfer Agent — Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the size, type and number of accounts in the Fund.

Affiliated Transactions — The Fund may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trustees and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the year ended February 28, 2021, the aggregate value of purchases and sales cross trades with other funds or accounts were $0 and $0, respectively.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 28, 2021 and February 29, 2020 were as follows:

	2021	2020
Ordinary income[1]	$12,366,873	$416,569,217
Long-term capital gains	—	—

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of February 28, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$71,314

7. RISKS

Investing in the Fund may involve certain risks including, but not limited to, those described below. Please refer to the Fund’s prospectus and statement of additional information for more information on risks associated with investing in the Fund.

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s Share price.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2021 (Continued)

LIBOR Replacement Risk — The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (“LIBOR”) rates after 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. On March 5, 2021, the ICE Benchmark Administration clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Counterparty Risk — A party to a transaction involving the Fund, including a counterparty to a repurchase agreement, may default or otherwise be unable or unwilling, or be perceived by the marketplace to be unable or unwilling, to meet its obligations. This could cause the Fund to suffer delays and incur costs or lose money in exercising its rights under the transaction.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, if interest rates decline, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low or negative interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Technology Risk — Various technologies are used in managing the Fund, consistent with its investment objective and strategy. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Risk Related to the Economy — The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as government defaults, government shutdowns, war, acts of terrorism, regional conflicts, social unrest, and recessions, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse

Annual Shareholder Report

Notes to Financial Statements

February 28, 2021 (Continued)

effects that could negatively impact the Fund’s performance. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

As it pertains to infectious illness, the coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and have resulted in significant uncertainty in the global economy and volatility in financial markets. Given the significant global health, market, employment and economic impacts of COVID-19 and the uncertainty of its duration, the Fund cannot reliably predict the ultimate impact of COVID-19 on financial markets or its financial results.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Edward Jones Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward Jones Money Market Fund (the “Fund”) as of February 28, 2021, the related statement of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2021 and the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago Illinois

April 23, 2021

We have served as the auditor of the Edward Jones Money Market Fund since 2017.

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited)

The Board of Trustees is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund as defined by the 1940 Act (i.e., “Interested” Trustees) and those who are not (i.e., the “Independent” Trustees). Unless otherwise noted, the address of each person listed is 12555 Manchester Road, St. Louis, MO 63131. No Trustee oversees, nor receives compensation from, any other fund within the Fund Complex. The Fund Complex includes the Fund and the nine series of the Bridge Builder Trust, which are advised by Olive Street Investment Advisers, LLC, an affiliate of the Adviser. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-441-2357.

INDEPENDENT TRUSTEES OF THE FUND[1]
Name	Role	Term	Principal Occupation For the Past Five Years or Longer	Other Directorships Held During Past Five Years

Timothy Jacoby (Born: 1952)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Previously Partner at Deloitte & Touche LLP (2000 - 2014)	Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018 - 2020); Independent Trustee, Exchange Traded Concepts Trust (14 portfolios) and Exchange Listed Funds Trust (12 portfolios) (2014 - present), Source ETF Trust (2014 - 2015)

Maureen Leary-Jago (Born: 1957)	Lead Independent Trustee	Indefinite Term; Began serving: January 2017	Retired; Previously Senior Global Advisor at MFS (2004 - 2016)	None

David Sylvester (Born: 1950)	Trustee	Indefinite Term; Began serving: January 2017	Retired; Previously Portfolio Manager at Wells Fargo & Co. (1979 - 2015)	Trustee, Minnehaha Academy

INTERESTED TRUSTEE OF THE FUND[2]
Name	Role	Term	Principal Occupation For the Past Five Years or Longer	Other Directorships Held During Past Five Years

Lena Haas (Born: 1975)	Chair-person and Trustee	Indefinite Term, Began Serving: October 2018

Principal, Products (March 2020 - present) and Banking and Trust Services at Edward Jones (November 2017 - present);

Previously, Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011 - 2017)

Director, Craft Alliance Center of Art and Design

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

OFFICERS OF THE FUND
Name	Role	Term	Principal Occupation For the Past Five Years or Longer

Julius A. Drelick III (Born: 1966)	President	Officer since: 2017	Director of Fund Administration and Strategic Products at Edward Jones (since 2016); Previously, Vice President of the Fund (2017 - 2019); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2014 - 2016); Senior Vice President of Mutual Fund Compliance at Voya Investment Management, LLC (2013); Vice President, Head of Mutual Fund Product Development and Strategic Planning at Voya Investment Management, LLC (2007 - 2013).

Aaron J. Masek (Born: 1974)	Treasurer	Officer since: 2017	Director, Mutual Fund Oversight at Edward Jones (since 2015); Previously, Vice President and Treasurer at AQR Funds (2010 - 2015).

Paul W. Felsch (Born: 1982)	Chief Compliance Officer and Vice President	Officer since: 2020	Senior Compliance Counsel, Edward Jones (since 2016); Previously, Associate Compliance Counsel, Edward Jones (2013 - 2016).

Scott K. Richardson (Born: 1966)*	Secretary	Officer since: 2020	Associate General Counsel, Edward Jones (since 2020); Previously, Senior Vice President and Chief Legal and Regulatory Officer/General Counsel at Foresters Financial Holding Company, Inc. (2018 – 2020); Executive Director at Morgan Stanley Wealth Management (2005 – 2018).

Evan S. Posner (Born: 1979)	Assistant Secretary	Officer since: 2019	Associate General Counsel, Edward Jones (since 2018); Previously, Vice President and Counsel, Voya Investment Management (2012 - 2018).

[1]	The Trustees of the Fund who are not “interested persons” of the Fund as defined by the 1940 Act (“Independent Trustees”).

[2]

Ms. Haas is an “interested person” of the Fund as defined by the 1940 Act by virtue of the fact that she is an affiliated person of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P., and the Fund’s distributor.

*

Effective November 30, 2020, the Board accepted the retirement of Helge K. Lee as the Secretary of the Fund. Effective December 1, 2020, the Board appointed Scott K. Richardson as Secretary of the Fund.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Sub-advisory and Sub-administration Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Edward Jones Money Market Fund (the “Fund”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine within the first two years of effectiveness and annually thereafter whether to approve the continuation of the Fund’s investment advisory and sub-advisory agreements.

At its meeting held on October 27-28, 2020 (the “October Renewal Meeting”), the Board, including the Independent Trustees, considered and approved the continuation of: (i) an investment management and administration agreement (the “Advisory Agreement”) between Passport Research, Ltd. (the “Adviser”) and the Fund and (ii) the amended and restated sub-advisory and sub-administration agreement by and among the Adviser, Federated Investment Management Company (the “Subadviser”), Federated Administrative Services (“FAS”) and the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”).

In advance of the October Renewal Meeting, the Adviser and the Subadviser provided written responses and supporting materials to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the terms of the Agreements. The materials furnished by the Adviser and the Subadviser included information on, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadviser to the Fund; (ii) the Fund’s historical investment performance; (iii) the Adviser’s and the Subadviser’s personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadviser in managing the Fund; (v) the management fee payable by the Fund to the Adviser and the Fund’s overall fees and operating expenses, including in comparison to those of an appropriate peer group of mutual funds; (vi) the fee for sub-advisory and sub-administrative services payable to the Subadviser; (vii) the Adviser’s and the Subadviser’s compliance policies and procedures; and (viii) other “fall-out” benefits the Adviser and/or its affiliates and the Subadviser may receive based on their relationships with the Fund. The Board also considered the presentations by representatives of the Adviser received at the Board’s meeting held on October 8, 2020 and at the October Renewal Meeting (together, the “October Meetings”) concerning the services, fees, and other aspects of the Agreements.

In addition to the October Meetings, the Board met periodically over the course of the year. At these meetings, representatives of the Adviser and the Subadviser furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Fund, the services provided to the Fund by the Adviser and its affiliates and the Subadviser, and compliance and operations matters related to the Fund, the Adviser and the Subadviser. In addition, the Board received information between regularly scheduled meetings on particular matters as the need arose. All of these submissions, reports and discussions were considered by the Board in the context of, among other things, the history of money market funds and the investments available to such funds, as well as the market environment in which the Fund operates and the regulatory requirements applicable to money market funds.

Throughout the evaluation process, including at the October Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of the Agreements. In connection with their deliberations, the

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Sub-advisory and Sub-administration Agreement (Continued)

Independent Trustees met separately with their independent legal counsel on October 6, 2020 and in executive session on several occasions, outside the presence of the interested Trustee, Fund officers, and representatives of the Adviser and the Subadviser, to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the October 6, 2020 and during the October 8, 2020 meeting, the Independent Trustees presented the Adviser with supplemental requests for information on certain topics. The Adviser responded to these supplemental requests in advance of the October Renewal Meeting.

In considering and approving the continuation of the Agreements, the Trustees reviewed and evaluated information and factors that they deemed relevant and appropriate through the exercise of their reasonable business judgement. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadviser. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. A detailed summary of the important, but not necessarily all, factors the Board considered with the respect to its approval of the continuation of the Agreements follows.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadviser. The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the Subadviser under the Agreements, including their respective responsibilities for management of the Fund. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Subadviser, and the Subadviser’s role in the day-to-day management of the Fund’s portfolio. The Board considered the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by advising and sponsoring the Fund. The Board also considered the terms of the Agreements and the full range of services provided to the Fund under the Agreements, including the administrative and other services provided by the Adviser, and the sub-administrative services provided by FAS, an affiliate of the Subadviser. The Board also took into account the Adviser’s oversight of the Fund’s other service providers. In addition, the Board considered the quality of the Adviser’s and Subadviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the coronavirus (“COVID-19”) pandemic.

The Board considered the Adviser’s and the Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board considered the Adviser’s and the Subadviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Adviser and the Subadviser. In addition, the Board noted that the Fund is a government money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser and Subadviser in managing money market funds, their extensive experience with the requirements of Rule 2a-7 and their commitment to managing the Fund in accordance with these requirements.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Sub-advisory and Sub-administration Agreement (Continued)

The Board considered the compliance programs and compliance experience of the Adviser and the Subadviser. In this regard, the Board reviewed information regarding the Adviser’s and the Subadviser’s ongoing monitoring and risk management oversight activities, including “stress test” reports that were presented to the Board on a quarterly basis throughout the year. The Board also considered the Adviser’s investments in business continuity planning designed to benefit the Fund and the implementation of the Adviser’s business continuity plans due to the COVID-19 pandemic. In addition, the Board received and considered information regarding the overall financial condition of the Adviser and the Subadviser and each entity’s ability to carry out its responsibilities under the Agreements.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadviser are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed comparisons of the management fee and total fees and expenses of the Fund to an appropriate group of peer mutual funds. In this regard, the Trustees received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing the Fund’s contractual management fee, actual management fee, transfer agency fee and other non-management fees, and total expenses to those paid by an independently-selected peer group of mutual funds (the “Peer Group”). The Board noted that the Fund’s contractual management fee and total expenses were lower than the average and median of its Peer Group. The Board also noted that the Fund’s actual management fee was below the average and equal to the median of its Peer Group. The Board considered the Adviser’s undertaking to limit the Fund’s operating expenses to specified levels through an expense limitation agreement with the Fund. The Board also considered that the Adviser instituted a voluntary waiver arrangement pursuant to which the Adviser and/or its affiliates agreed to reimburse expenses and/or waive fees of the Fund to the extent necessary to attempt to avoid a negative yield and that such reimbursements and waivers are not subject to recoupment by the Adviser.

The Board received a description of the methodology used by Broadridge to select the mutual funds in the Peer Group. While the Board recognized that comparisons between the Fund and its Peer Group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s management fee and total expenses.

The Board observed that the Adviser advised that it has no other clients with investment strategies similar to those of the Fund for purposes of comparison. The Board reviewed the information provided by the Subadviser regarding fees charged to other clients with investment strategies similar to those of the Fund, including offshore funds and registered fund clients for which the Subadviser serves as primary investment adviser or previously served as sub-adviser. The Board reviewed the explanations provided by the Subadviser about any differences between the Subadviser’s services provided to the Fund and the services it provides or provided to such other clients. The Board also reviewed information about structural, operational and other differences, including the amount of assets being managed, between such other clients and the Fund.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the management and sub-advisory fees are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadviser.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Sub-advisory and Sub-administration Agreement (Continued)

3. The Fund’s Investment Performance Record. The Board reviewed the investment performance of the Fund over multiple measurement periods compared to an appropriate benchmark and universe of peer mutual funds independently selected by Broadridge (the “Peer Universe”). In addition, the Board considered information regarding how the Adviser and the Subadviser analyze and manage potential risks to the Fund, including the Subadviser’s credit review process and the nature of the Fund’s investments.

The Board observed that the investment performance of the Fund was below the average performance of the Peer Universe and benchmark index for all periods under review. In considering the Fund’s investment performance, the Board generally noted other relevant factors, including the relatively tight dispersion of performance data within the Peer Universe, the composition and share classes used in the comparisons and the Adviser’s and the Subadviser’s emphasis on liquidity and capital preservation, as demonstrated in the “stress test” reports received by the Board, as well as the organizational strength and capacity of the Adviser and the Subadviser and their history with the Fund.

The Board also considered the detailed investment analytics reports provided by the Adviser throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on the Fund’s gross returns and net returns, various statistics concerning the Fund’s portfolio, and a summary of various factors affecting Fund performance.

Taking into account the above factors, the Board concluded that the investment performance generated by the Subadviser was generally satisfactory.

4. Profitability. The Board considered information about the profitability to the Adviser, as well as the Adviser and its affiliates as a whole, from services provided to the Fund and other aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board noted the impact of the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser and to the Adviser and its affiliates as a whole. The Board received and considered information regarding the methodologies and estimates used by the Adviser in calculating and reporting profitability, including a description of the methodology used to allocate certain expenses. In addition, the Board did not consider the profitability of the Subadviser to be a material factor in its consideration of the Agreements, given that the Subadviser is not affiliated with the Adviser and, therefore, the Subadviser’s fees were negotiated at arm’s length. The Board noted that the sub-advisory fee is paid directly from the Fund although, for purposes of determining compensation under the Advisory Agreement, the Fund is deemed to have paid the Adviser, and the Adviser is deemed to have received, an amount equal to any payment made by the Fund to the Subadviser pursuant to the Subadvisory Agreement.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates from their relationships with the Fund are not excessive.

5. Economies of Scale. The Board received and considered information about the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. In this regard, the Board noted the absence of any breakpoints in the Agreements’ fee structures but considered that expense limitations and fee waivers that reduce the Fund’s expenses can have

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Sub-advisory and Sub-administration Agreement (Continued)

the same effect as breakpoints in sharing potential economies of scale with shareholders. The Board also considered that the Adviser has added or enhanced services to the Fund over time, noting the Adviser’s investments in its business in support of the Fund, including investments in personnel and technology associated with the management, operations and compliance services provided to the Fund.

The Board concluded that the Fund’s fee and expense arrangements constitute a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

6. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadviser from their relationships with the Fund. The Board noted that Fund shares are available as the exclusive cash sweep option to investors participating in Edward Jones Advisory Solutions® and Edward Jones Guided Solution®, each an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. The Board noted that, accordingly, Edward Jones receives asset-based fees from participants in Edward Jones Advisory Solutions® and Edward Jones Guided Solution®, which the Board considered could be viewed as an indirect or “fall-out” benefit to the extent investments in the Fund support these programs. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with transactions in the Fund’s shares. The Board noted that the Adviser, Edward Jones and the Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Fund.

The Board also considered that the Fund pays transfer agency fees, Rule 12b-1 fees and shareholder service fees to Edward Jones, which serves as the Fund’s transfer agent and principal underwriter. The Board considered information provided by Passport indicating that the transfer agency fees charged by Edward Jones to the Funds were fair and reasonable.

The Board did not deem these benefits to be unreasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

Annual Shareholder Report

Board Consideration of Sub-Sub-advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Edward Jones Money Market Fund (the “Fund”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the Fund’s investment advisory and sub-advisory agreements.

At its meeting held on October 27-28, 2020 (the “October Meeting”), the Board, including the Independent Trustees, considered and approved a form of sub-sub-advisory agreement between Federated Investment Management Company (the “Subadviser”) and Federated Hermes (UK) LLP (the “Sub-Subadviser” and together with the Subadviser, “Federated Hermes”), with respect to the Fund (the “Sub-Sub-Advisory Agreement”).

Pursuant to the Sub-Sub-Advisory Agreement, the Subadviser delegates to the Sub-Subadviser the Subadviser’s duties and obligations under the amended and restated sub-advisory and sub-administration Agreement by and among Passport Research, Ltd. (the “Adviser”), Federated, Federated Administrative Services (“FAS”) and the Fund (the “Sub-Advisory Agreement”), with respect to the provision of investment subadvisory services to the Fund, such as is necessary to permit the Sub-Subadviser to discharge such duties and obligations during a “BCP Event.” A BCP Event is a business continuity planning event causing the complete or partial inability of the Subadviser to perform its duties and obligations to the Fund under the Sub-Advisory Agreement, with respect to the provision of investment subadvisory services to the Fund. The delegation of authority to the Sub-Subadviser pursuant to the Sub-Sub-Advisory Agreement initiates only upon the occurrence of a BCP Event and continues for the duration of the BCP Event and covers only such duties and obligations as the Subadviser is unable to perform. Upon the resolution of a BCP Event, the delegation of authority to the Sub-Subadviser under the Sub-Sub-Advisory Agreement terminates, and the duties, obligations and authority contained in the Sub-Advisory Agreement revert back entirely to the Subadviser.

The Board received information from Federated Hermes confirming that the assumption of all or a portion of the Subadviser’s duties and responsibilities by the Sub-Subadviser would not result in a technical “assignment” of the Sub-Advisory Agreement under Rule 2a-6 under the Investment Company Act of 1940 and, as such, would not result in the need for shareholder approval to enter into the Sub-Sub-Advisory Agreement.

In advance of the October Meeting, Federated Hermes provided written responses and supporting materials to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the terms of the Sub-Sub-Advisory Agreement. The information furnished by Federated Hermes included materials describing, among other matters: (i) the nature, extent, and quality of the services that would be provided by the Sub-Subadviser during a BCP Event; (ii) the Sub-Subadviser personnel that would provide services to the Fund during a BCP Event; (iii) the sub-sub-advisory fee that would be paid by the Subadviser to the Sub-Subadviser during a BCP Event; (iv) the financial strength of the Sub-Subadviser; (v) the Sub-Subadviser’s compliance policies and procedures; and (vi) other “fall-out” benefits the Sub-subadviser may receive based on its relationship with the Fund. The Board also considered the presentations by representatives of the Adviser received at the Board’s meeting held on October 8, 2020 and at the October Meeting (together, the “October Meetings”) concerning the services, fees, and other aspects of the Sub-Sub-Advisory Agreement. In addition, the Board reviewed and considered the written responses and supporting materials furnished by Federated Hermes to the Board at its October Meeting in connection with its annual review and approval of the continuation of the Sub-Advisory Agreement.

Annual Shareholder Report

Board Consideration of Sub-Sub-advisory Agreement (Continued)

Throughout the evaluation process, including at the October Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of the Sub-Sub-Advisory Agreement. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on October 6, 2020 and in executive session on several occasions, outside the presence of the interested Trustee, Fund officers, and representatives of the Adviser, the Subadviser, and the Sub-Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Sub-Sub-Advisory Agreement. As a result of the discussions that occurred during the October 6, 2020 and October 8, 2020 meetings, the Independent Trustees presented the Adviser with requests for additional information on certain topics. The Adviser responded to these requests with written additional information in advance of the October Meeting.

In considering and approving the Sub-Sub-Advisory Agreement, the Trustees reviewed and evaluated information and factors that they deemed relevant and appropriate through the exercise of their reasonable business judgment. The Board’s determination to approve the Sub-Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. A detailed summary of the important, but not necessarily all, factors the Board considered with the respect to its approval of the Sub-Sub-Advisory Agreement is provided below.

1. The Nature, Extent and Quality of the Services that would be Provided by the Sub-Subadviser. The Board considered the nature, extent and quality of the services that would be provided to the Fund by the Sub-Subadviser under the Sub-Sub-Advisory Agreement during a BCP Event. The Board considered the terms of the Sub-Sub-Advisory Agreement and the range of potential services that would be provided by the Sub-Subadviser during a BCP Event. The Board noted that sub-administration services, which are currently provided to the Fund by FAS under the Sub-Advisory Agreement, are not within the scope of services that would be provided to the Fund under the Sub-Sub-Advisory Agreement. The Board considered Federated Hermes’ representation that the nature, extent and quality of the sub-advisory services that would be provided to the Fund by the Sub-Subadviser during a BCP Event are substantially the same as that currently provided by the Subadviser under the Sub-Advisory Agreement.

The Board considered the Sub-Subadviser’s capabilities and operations, including personnel, systems and other resources devoted to supporting such operations. In addition, the Board noted that the Fund is a government money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered that although the Sub-Subadviser does not currently manage money market funds subject to Rule 2a-7 under the 1940 Act, the Sub-Subadviser has extensive experience in managing and trading on behalf of registered investment companies and other short-term fixed income products whose portfolios invest in securities eligible for investment by a money market fund subject to Rule 2a-7. The Board also considered the Sub-Subadviser’s commitment to managing the Fund during a BCP Event in accordance with the requirements of Rule 2a-7, and Federated Hermes’ representation that the Sub-Subadviser has the necessary personnel, systems and other resources to manage the Fund during a BCP Event in accordance with the requirements of Rule 2a-7. In this regard, the Board noted that the Subadviser and Sub-Subadviser are each wholly owned subsidiaries of the same parent company, Federated Hermes, Inc., and that the Sub-Subadviser has access to the same reports, analyses and systems that are available to the

Annual Shareholder Report

Board Consideration of Sub-Sub-advisory Agreement (Continued)

Subadviser in providing sub-advisory services to the Fund under the Sub-Advisory Agreement. The Board considered the Sub-Subadviser’s professional personnel who would be primarily responsible for providing sub-advisory services to the Fund during a BCP Event and their background and experience. The Board also considered the reputation and overall strength of Federated Hermes and its affiliates and the Board’s past experience with the Subadviser with respect to the sub-advisory services it provides to the Fund under the Sub-Advisory Agreement.

The Board also considered the compliance program and compliance experience of the Sub-Subadviser. The Board noted that the Sub-Subadviser has adopted and implemented the same compliance program as the Subadviser and that the Sub-Subadviser and the Subadviser have the same chief compliance officer. In addition, the Board received and considered information regarding the overall financial condition of the Sub-Subadviser and its ability to carry out its responsibilities under the Sub-Sub-Advisory Agreement.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Sub-Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-Sub-Advisory Agreement.

2. Fees and Other Expenses. The Board considered information relating to the proposed sub-sub-advisory fee that would be paid by the Subadviser to Sub-Subadviser during a BCP Event. The Board noted that the sub-sub-advisory fee would not impact the Fund’s overall expenses or the management fee payable by the Fund to the Adviser given that the Subadviser, and not the Adviser or the Fund, would pay the sub-sub-advisory fee to the Sub-Subadviser. The Board also considered that the fee payable to the Sub-Subadviser under the Sub-Sub-Advisory Agreement would be payable only for the duration of a BCP Event and that the sub-sub-advisory fee would not exceed the fees paid by the Fund to the Subadviser under the Sub-Advisory Agreement for the provision of sub-advisory services to the Fund.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the proposed sub-sub-advisory fee is reasonable in light of the nature, extent and quality of the sub-sub-advisory services proposed to be rendered by the Sub-Subadviser during a BCP Event under the Sub-Sub-Advisory Agreement.

3. The Fund’s Investment Performance Record. Because the Sub-Subadviser is new to the Fund, the Sub-Subadviser does not have an investment performance record with respect to the Fund for the Board to review. However, the Board noted that the Sub-Subadviser’s performance record with respect to the Fund, if and to the extent it become available, would be considered in connection with future reviews of the Sub-Sub-Advisory Agreement.

4. Profitability. The Board did not consider the profitability of the Sub-Subadviser to be a material factor in its consideration of the Sub-Sub-Advisory Agreement, given that the Sub-Subadviser is an affiliate of the Subadviser and the sub-sub-advisory fee would be paid directly by the Subadviser, not the Fund. The Board also noted that the Subadviser is not affiliated with the Adviser and, therefore, the Subadviser’s fees were negotiated at arm’s length.

5. Economies of Scale. The Board received and considered information about the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. The Board noted that it is difficult to identify and quantify economies of scale in the context of a sub-sub-advisory arrangement. However, in light of the fact that the Subadviser would pay the Sub-Subadviser under the Sub-Sub-Advisory Agreement during a BCP Event and that such fee

Annual Shareholder Report

Board Consideration of Sub-Sub-advisory Agreement (Continued)

would not exceed the fees paid by the Fund to the Subadviser under the Sub-Advisory Agreement for the provision of sub-advisory services to the Fund, the Board concluded that it was reasonable to rely on the conclusion the Board made regarding economies of scale in connection with its annual review of the Sub-Advisory Agreement at the October Meeting. In this regard, the Board concluded that the Fund’s fee and expense arrangements constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

6. Indirect Benefits. The Board considered other benefits to the Sub-Subadviser from its relationship with the Fund. In so doing, the Board considered that the Sub-Subadviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund.

The Board did not deem these benefits to be unreasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Sub-Sub-Advisory Agreement.

Annual Shareholder Report

Additional Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-MFP Disclosure

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission monthly on Form N-MFP, which is available immediately upon filing. The Fund’s Form N-MFP filings are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Fund’s Form N-MFP filings is also available, without charge, by calling, 1-800-441-2357.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving individual copies thirty days after your request is received.

Annual Shareholder Report

Privacy Policy (Unaudited)

FACTS	What Does the Edward Jones Money Market Fund (“EJMMF”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	* Social Security number * Account balances * Transaction history	* Investment experience * Income and risk tolerance * Assets and account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EJMMF chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES EJMMF SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-800-441-2357 or go to www.edwardjones.com/moneymarket

WHO WE ARE
Who is providing this notice?	The Edward Jones Money Market Fund (“EJMMF”)

Annual Shareholder Report

Privacy Policy (Unaudited) (Continued)	02/2021

WHAT WE DO
How does the EJMMF protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the EJMMF collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes—information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Passport Research, Ltd. (“Passport”) our investment adviser, may be deemed to be affiliated with us. Passport is an indirect subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. EJMMF does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. EJMMF does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of EJMMF, unless permitted by law. We also limit sharing among EJMMF and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 1-800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Annual Shareholder Report

Investment Adviser and Administrator

Passport Research, Ltd.

12555 Manchester Road

St. Louis, MO 63131

Sub-adviser

Federated Investment Management Company

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Sub-Administrator

Federated Administrative Services

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrative Services Provider

State Street Bank & Trust Co.

800 Pennsylvania Avenue

Tower 1

Kansas City, MO 64105

Transfer Agent, Distributor & Dividend Disbursing Agent

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Accounting Services Provider

State Street Bank & Trust Co.

Channel Center

1 Iron Street

Boston, MA 02210

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s President and Treasurer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-441-2357, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that Timothy Jacoby, a member of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $60,100

Fiscal year ended 2020 - $58,350

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Fiscal year ended 2021- n/a

Fiscal year ended 2020- n/a

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $6,540

Fiscal year ended 2020 - $6,350

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $15,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2021 – $0

Fiscal year ended 2020- $0

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Non-audit fees for fiscal year ended 2020 - $1,257,300

Tax fees fiscal year ended 2020 - $750,218

Other fees for fiscal year ended 2020 - $5,940

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) (1)	Code of Ethics- Not Applicable to this Report.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a) (3)	Not Applicable.

(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Edward Jones Money Market Fund

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	April 20, 2021

By:	/s/ Aaron Masek
Aaron Masek
Title:	Principal Financial Officer

Date:	April 20, 2021